Contingencies - Summary of Judicial Deposits Amounts Accrue Interest (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of contingent liabilities [line items]
Long term deposits	$ 30,896	R$ 119,717	R$ 106,914
VAT taxes Brazil (PIS and COFINS) [member]
Disclosure of contingent liabilities [line items]
Long term deposits	26,316	101,971	94,909
PIS and COFINS on financial income [member]
Disclosure of contingent liabilities [line items]
Long term deposits	857	3,319	2,558
Tax on manufactured products [member]
Disclosure of contingent liabilities [line items]
Long term deposits	3,246	12,576	7,489
Tax on manufactured products (IPI) [member]
Disclosure of contingent liabilities [line items]
Long term deposits	$ 477	R$ 1,851	R$ 1,958